10. RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Related Party Transactions [Abstract]
10. RELATED PARTY TRANSACTIONS

On December 8, 2011, the Company received advances of funds aggregating $8,500 from entities related through common ownership. Such advances were repaid during the first quarter of 2013.

In August 2012, the Company paid a security deposit on behalf of an affiliate of $137,547 in connection with a building lease entered into by such affiliate. The Company assumed the lease from its affiliate in April 2013, whereby the security deposit was assigned to the Company. The Company leases approximately 4,216 square feet of office space for approximately $275,000 annual base rent plus rent escalations, common area maintenance, insurance, and real estate taxes, under a lease agreement expiring August 2016.

In the second quarter of 2013, the Company, its Chief Executive Officer and a related party, which is a former investor in the Company that was previously managed by the Company’s Chief Executive officer, became party to a series of agreements to settle up to $2,284,511 of liabilities, which Company management believes are the primary obligation of the related party. The Company and the related party have entered into indemnification agreements whereby the related party has agreed to defend and hold the Company harmless against all such obligations and amounts, whether paid or unpaid, arising from these agreements. Notwithstanding the indemnification, the Company recorded a $2,284,511 charge to operations during the quarter ended September 30, 2013 that was offset by a corresponding liability of $1,691,400 for the difference between (a) the aggregate amount of all such settlements, and (b) $593,111 of cash and non-cash consideration that the Company paid to immediately settle a portion of the agreement on behalf of the related party. The $1,691,400 is entirely paid as of the date of this filing. In addition, the Chief Executive Officer also agreed to provide one of the counter parties with 47,128 shares of his common stock in the Company as a separate component of one of the these settlement agreements. Accordingly, the Company does not believe it is required to record a liability for the shared-based component of this specific agreement during the third quarter ended September 30, 2013. There is uncertainty as to whether the related party will have sufficient liquidity to repay the Company or fund the indemnification agreements should it become necessary.

Concurrent with the execution of such settlement agreements, the Company received promissory notes from the related party whereby the related party agreed to pay the Company the principal amount of $593,111 plus interest at an annualized rate of 5% as reimbursement of the payments that the Company made to settle a portion of the agreements.

In October 2013, the Company paid $1,655,000 in cash and 5,000 shares of common stock valued at $36,400 to settle agreements on behalf of a related party. Upon payment, the Company and the related party entered into promissory notes whereby the related party agreed to pay the Company the principal amount of $1,691,400 plus interest at an annualized rate of 5% as reimbursement of payments that the Company made to settle a portion of the agreements.

The Company applied the accounting guidance provided in ASU 2013-04. The guidance in this update is effective for fiscal years beginning after December 15, 2013 with early adoption permitted. The guidance in this update requires companies to measure obligations resulting from joint and several liability arrangements as the sum of the amount that the entity has a) contractually agreed to pay, and b) any additional amounts that the entity expects to pay on behalf of its co-obligors. The Company has recorded the full amount of the settlements as a charge to its operations due to uncertainty as to whether the related party will have sufficient liquidity to repay the Company or fund the indemnification agreements should it become necessary. Any amounts that the Company may recover under the note due from the related party or under the terms of the indemnification agreement, if in fact any amounts are recovered at all, would be characterized as a capital contribution at the date such payments are received.

On August 15, 2013, the Company closed a private placement and sold 5,531,401 shares of the Company’s common stock, at a purchase price of $4.50 per share, or $24,891,303 in the aggregate, and warrants to purchase up to an aggregate of 2,765,701 shares of common stock with an exercise price of $6.00 per share underlying each warrant. Members of the Company’s management purchased an aggregate of 10,522 shares of common stock and warrants to purchase up to an aggregate of 5,261 shares of common stock in such private placement. The Warrants are deemed to be derivative instruments due to a ratchet provision that adjusts the exercise price if the Company issues additional equity instruments in the future at an effective price per share less than the exercise price then in effect. The issuance of the shares of common stock in such private placement was not registered under the Securities Act as such issuance was exempt from registration under Section 4(2) of the Securities Act and Regulation D promulgated thereunder.

In October and November 2011, the Company was advanced $7,500, from a company related through common ownership. The advance is due on demand.

In November 2011, the Company was advanced $30,000 from a company related through common ownership.  The advances were repaid in February 2012.

On December 8, 2011, the Company received advances of funds aggregating $8,500 from entities related through common ownership. The advances are due on demand. Balance remaining at December 31, 2012 was $5,700.

In August 2012, the Company paid a security deposit on behalf of an affiliate of $137,547 in connection with a building lease entered into by such affiliate.  The Company assumed the lease from its affiliate in April 2013, whereby the security deposit was assigned to the Company.

During the year 2012, the Company paid an aggregate amount of $563,380 in legal fees on behalf of the same affiliate.  The affiliate is currently in the process of dissolving and the Company does not expect to collect the amount outstanding.  As a result, the Company has written-off $563,380 to bad debt expense in 2012.  Such charge is included in selling general and administrative expense in the statement of operations.